EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 4.1%
Advertising - 0.3%
Advantage Solutions, Inc. (a)(b)	54,021	$1,142,007
comScore, Inc. (a)	8,947	62,092
Fluent, Inc. (a)	53,214	168,156
Nexxen International Ltd. (a)(b)	262,646	1,712,452
Stagwell, Inc. (a)	454,950	2,861,636
Thryv Holdings, Inc. (a)	159,493	437,011
		6,383,354
Alternative Carriers - 0.6%
Bandwidth, Inc. - Class A (a)(b)	154,432	2,751,978
Liberty Latin America Ltd. - Class A (a)	265,587	2,294,672
Liberty Latin America Ltd. - Class C (a)	796,975	7,029,319
		12,075,969
Broadcasting - 0.4%
AMC Networks, Inc. - Class A (a)	226,367	1,537,032
Cumulus Media, Inc. - Class A (a)	17,280	99
Entravision Communications Corp. - Class A	500,735	1,487,183
EW Scripps Co. - Class A (a)	469,174	1,745,327
Gray Media, Inc.	507,486	2,202,489
Saga Communications, Inc. - Class A	35,972	420,873
Salem Media Group, Inc. (a)	63,452	26,060
Townsquare Media, Inc. - Class A (b)	23,863	129,576
Urban One, Inc. (a)	15,160	82,774
		7,631,413
Cable & Satellite - 0.1%
Cable One, Inc. (b)	19,946	1,819,275

Integrated Telecommunication Services - 0.3%
ATN International, Inc.	93,650	2,549,153
Shenandoah Telecommunications Co.	247,665	3,818,994
		6,368,147
Interactive Media & Services - 1.2%
Angi, Inc. (a)	165,785	1,135,627
Bumble, Inc. - Class A (a)	504,773	1,645,560
Cars.com, Inc. (a)(b)	211,418	1,716,714
DHI Group, Inc. (a)	75,295	211,579
Taboola.com Ltd. (a)(b)	1,483,014	4,597,343
Teads Holding Co. (a)	319,401	210,358
TripAdvisor, Inc. (a)(b)	305,165	3,253,059
Yelp, Inc. (a)(b)	212,073	5,246,686

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Ziff Davis, Inc. (a)(b)	143,737	$6,031,205
		24,048,131
Movies & Entertainment - 1.0%
Marcus Corp.	181,793	3,121,386
Sphere Entertainment Co. (a)(b)	150,219	17,635,710
		20,757,096
Publishing - 0.2%
Scholastic Corp.	133,686	5,221,775

Wireless Telecommunication Services - 0.0% (c)
Old Market Capital Corp. (a)	24,998	111,741
Total Communication Services		84,416,901

Consumer Discretionary - 14.5%
Apparel Retail - 1.2%
Caleres, Inc.	129,401	1,363,886
Cato Corp. - Class A (a)	49,989	141,469
Designer Brands, Inc. - Class A (b)	336,388	1,914,048
Destination XL Group, Inc. (a)	108,270	55,218
Duluth Holdings, Inc. - Class B (a)	22,588	71,378
Genesco, Inc. (a)	84,374	2,446,002
J Jill, Inc.	4,500	51,570
Lands' End, Inc. (a)	123,974	1,393,468
Shoe Carnival, Inc.	133,416	2,079,955
Tilly's, Inc. - Class A (a)(b)	45,031	182,376
Victoria's Secret & Co. (a)	289,503	13,421,359
Zumiez, Inc. (a)	89,179	1,976,207
		25,096,936
Apparel, Accessories & Luxury Goods - 0.7%
Carter's, Inc.	131,475	4,701,546
Delta Apparel, Inc. (a)(d)	39,670	40
Fossil Group, Inc. (a)	124,999	538,746
G-III Apparel Group Ltd.	199,146	5,516,344
Jerash Holdings US, Inc.	700	2,023
Lakeland Industries, Inc. (b)	6,206	50,827
Movado Group, Inc.	89,182	2,177,824
Superior Group of Cos., Inc.	97,544	991,047
Vera Bradley, Inc. (a)	106,241	335,722
Vince Holding Corp. (a)	3,993	9,623
		14,323,742
Automobile Manufacturers - 0.2%
Winnebago Industries, Inc. (b)	130,197	4,034,805

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Automotive Parts & Equipment - 3.8%
Adient PLC (a)	370,995	$7,497,809
China Automotive Systems, Inc. (a)	165,543	695,281
Dana, Inc.	515,954	17,361,852
Dauch Corp. (a)	805,791	4,778,341
Fox Factory Holding Corp. (a)	148,518	2,444,606
Gentherm, Inc. (a)	30,040	834,511
Holley, Inc. (a)	556,270	1,707,749
Kandi Technologies Group, Inc. (a)	99,312	82,985
LCI Industries	90,851	11,172,856
Motorcar Parts of America, Inc. (a)	80,600	891,436
Phinia, Inc. (b)	183,057	12,528,421
Standard Motor Products, Inc.	127,994	4,446,512
Stoneridge, Inc. (a)	61,880	298,880
Strattec Security Corp. (a)	24,898	1,950,509
Visteon Corp. (b)	127,457	11,612,607
		78,304,355
Automotive Retail - 0.7%
Arko Corp.	511,566	2,844,307
Monro, Inc. (b)	157,690	2,529,347
OneWater Marine, Inc. - Class A (a)	52,126	492,591
Sonic Automotive, Inc. - Class A (b)	127,974	8,775,177
		14,641,422
Broadline Retail - 0.3%
Kohl's Corp. (b)	524,912	6,771,365
QVC Group, Inc. (a)	11,081	24,046
		6,795,411
Casinos & Gaming - 0.4%
Century Casinos, Inc. (a)	43,930	61,062
Penn Entertainment, Inc. (a)(b)	489,760	7,361,093
		7,422,155
Consumer Electronics - 0.0% (c)
Koss Corp. (a)	6,323	22,636
Universal Electronics, Inc. (a)	69,266	285,376
		308,012
Distributors - 0.4%
Alliance Entertainment Holding Corp. (a)(b)	135,837	889,732
AMCON Distributing Co.	4,790	425,978
Gold.com, Inc.	128,892	5,165,991
Weyco Group, Inc.	53,793	1,724,066
		8,205,767
Education Services - 0.2%
American Public Education, Inc. (a)	28,464	1,619,032

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Chegg, Inc. (a)	377,353	$279,732
Strategic Education, Inc.	25,035	2,076,904
		3,975,668
Footwear - 0.1%
Rocky Brands, Inc.	50,106	1,940,104

Home Furnishings - 0.8%
Bassett Furniture Industries, Inc.	42,076	595,375
Ethan Allen Interiors, Inc.	79,399	1,767,422
Flexsteel Industries, Inc.	30,758	1,382,265
Hooker Furnishings Corp.	28,696	369,605
La-Z-Boy, Inc.	146,659	4,713,620
Leggett & Platt, Inc.	631,057	6,234,843
Live Ventures, Inc. (a)	21,474	251,246
Lovesac Co. (a)(b)	83,794	1,237,637
		16,552,013
Home Improvement Retail - 0.0% (c)
GrowGeneration Corp. (a)	18,497	20,347

Homebuilding - 0.7%
Beazer Homes USA, Inc. (a)(b)	141,377	2,720,093
Century Communities, Inc.	129,444	7,427,497
Hovnanian Enterprises, Inc. - Class A (a)	31,115	3,450,965
Legacy Housing Corp. (a)	6,048	123,560
		13,722,115
Homefurnishing Retail - 0.1%
Haverty Furniture Cos., Inc.	109,875	2,327,153

Hotels, Resorts & Cruise Lines - 0.5%
Marriott Vacations Worldwide Corp.	125,708	8,186,105
Target Hospitality Corp. (a)	185,028	1,717,060
		9,903,165
Household Appliances - 0.1%
Hamilton Beach Brands Holding Co. - Class A	67,692	1,282,764
Traeger, Inc. (a)	4,813	139,582
		1,422,346
Housewares & Specialties - 0.3%
Lifetime Brands, Inc.	124,128	712,495
Newell Brands, Inc.	1,497,395	5,136,065
		5,848,560
Leisure Products - 1.0%
American Outdoor Brands, Inc. (a)	36,706	342,834
Callaway Golf Co. (a)	868,843	12,059,541

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Clarus Corp.	27,307	$74,275
Funko, Inc. - Class A (a)	223,589	704,305
JAKKS Pacific, Inc.	64,318	1,281,214
Johnson Outdoors, Inc. - Class A	45,158	2,100,299
Latham Group, Inc. (a)	100,972	542,220
Malibu Boats, Inc. - Class A (a)(b)	83,635	2,167,819
MasterCraft Boat Holdings, Inc. (a)	42,771	877,233
Solo Brands, Inc. (a)	8,913	33,513
		20,183,253
Motorcycle Manufacturers - 0.4%
Harley-Davidson, Inc.	440,571	8,908,346

Other Specialty Retail - 1.6%
1-800-Flowers.com, Inc. - Class A (a)(b)	191,055	580,807
MarineMax, Inc. (a)(b)	103,784	2,808,395
Outdoor Holding Co. (a)	632,957	1,272,244
Petco Health & Wellness Co., Inc. (a)(b)	1,168,437	3,248,255
PetMed Express, Inc. (a)	75,024	171,055
Sally Beauty Holdings, Inc. (a)(b)	481,123	6,663,553
Signet Jewelers Ltd. (b)	152,389	12,898,205
Sportsman's Warehouse Holdings, Inc. (a)	203,195	286,505
Upbound Group, Inc.	230,941	4,168,485
		32,097,504
Restaurants - 0.6%
Ark Restaurants Corp. (a)	23,300	152,848
BJ's Restaurants, Inc. (a)	107,143	3,760,719
Bloomin' Brands, Inc.	150,214	811,155
Cracker Barrel Old Country Store, Inc.	84,651	2,379,540
El Pollo Loco Holdings, Inc. (a)	227,445	3,152,388
Flanigan's Enterprises, Inc.	15,007	469,119
Good Times Restaurants, Inc. (a)	57,737	67,552
Portillo's, Inc. - Class A (a)(b)	250,227	1,323,701
		12,117,022
Textiles - 0.0% (c)
Crown Crafts, Inc.	60,915	156,856
Unifi, Inc. (a)	38,558	137,652
		294,508
Tires & Rubber - 0.4%
Goodyear Tire & Rubber Co. (a)	1,327,681	8,802,525
Total Consumer Discretionary		297,247,234

Consumer Staples - 4.7%
Agricultural Products & Services - 0.5%
Alico, Inc.	2,688	110,907

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Fresh Del Monte Produce, Inc.	244,915	$9,860,278
Village Farms International, Inc. (a)	100,113	284,321
		10,255,506
Food Distributors - 1.2%
Andersons, Inc.	159,495	11,448,551
HF Foods Group, Inc. (a)	90,495	167,416
United Natural Foods, Inc. (a)	287,504	12,954,930
		24,570,897
Food Retail - 1.0%
Grocery Outlet Holding Corp. (a)(b)	368,990	2,601,379
Ingles Markets, Inc. - Class A (b)	62,433	5,612,102
Village Super Market, Inc. - Class A	85,381	3,605,640
Weis Markets, Inc.	116,730	7,983,165
		19,802,286
Household Products - 0.9%
Central Garden & Pet Co. (a)	71,987	2,646,962
Central Garden & Pet Co. - Class A (a)	259,248	8,404,820
Spectrum Brands Holdings, Inc.	93,632	6,900,678
		17,952,460
Packaged Foods & Meats - 0.6%
B&G Foods, Inc.	346,360	1,665,992
Coffee Holding Co., Inc.	38,420	163,285
Dole PLC	449,398	6,421,898
Hain Celestial Group, Inc. (a)	155,012	108,167
Seneca Foods Corp. - Class A (a)	31,394	4,744,261
		13,103,603
Personal Care Products - 0.5%
Edgewell Personal Care Co.	169,052	3,607,570
Lifevantage Corp. (b)	23,524	101,623
Mannatech, Inc. (a)	5,566	33,396
Medifast, Inc. (a)	48,912	498,413
Natural Alternatives International, Inc. (a)	24,906	65,503
Nu Skin Enterprises, Inc. - Class A	262,932	1,914,145
Olaplex Holdings, Inc. (a)(b)	1,255,791	2,549,256
USANA Health Sciences, Inc. (a)	66,293	1,158,139
		9,928,045
Total Consumer Staples		95,612,797

Energy - 18.2%
Coal & Consumable Fuels - 0.9%
NACCO Industries, Inc. - Class A	42,797	2,224,160

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Peabody Energy Corp. (b)	497,078	$16,378,720
		18,602,880
Oil & Gas Drilling - 2.8%
Borr Drilling Ltd. (b)	1,422,598	8,208,391
Helmerich & Payne, Inc. (b)	464,764	16,745,447
Nabors Industries Ltd. (a)	65,665	5,651,130
Patterson-UTI Energy, Inc. (b)	1,475,886	15,983,845
Seadrill Ltd. (a)	230,726	10,498,033
		57,086,846
Oil & Gas Equipment & Services - 5.4%
Bristow Group, Inc.	145,336	6,814,805
DMC Global, Inc. (a)	118,865	619,287
Energy Services of America Corp.	11,650	152,964
Expro Group Holdings NV (a)(b)	542,539	9,445,604
Forum Energy Technologies, Inc. (a)	57,182	3,354,296
Geospace Technologies Corp. (a)	20,291	247,550
Helix Energy Solutions Group, Inc. (a)	553,380	5,472,928
Innovex International, Inc. (a)	325,179	7,931,116
Liberty Energy, Inc. (b)	596,352	17,174,938
Mammoth Energy Services, Inc. (a)	241,313	591,217
National Energy Services Reunited Corp. (a)	471,918	10,132,079
Natural Gas Services Group, Inc.	96,149	3,628,663
NCS Multistage Holdings, Inc. (a)	19,853	1,227,710
Oil States International, Inc. (a)	402,205	4,681,666
ProFrac Holding Corp. - Class A (a)	702,988	4,358,526
ProPetro Holding Corp. (a)	576,308	8,304,598
Ranger Energy Services, Inc. - Class A	169,691	2,908,504
RPC, Inc. (b)	1,083,131	7,668,567
SEACOR Marine Holdings, Inc. (a)	28,670	205,277
Select Water Solutions, Inc.	574,438	8,788,901
Smart Sand, Inc.	236,998	1,213,430
TETRA Technologies, Inc. (a)	642,630	5,475,208
		110,397,834
Oil & Gas Exploration & Production - 2.8%
Amplify Energy Corp. (a)	253,581	1,582,345
Barnwell Industries, Inc. (a)	49,944	53,940
Crescent Energy Co. - Class A (b)	1,100,163	14,852,200
Diversified Energy Co.	123,455	2,153,055
Epsilon Energy Ltd.	45,017	277,305
Gran Tierra Energy, Inc. (a)(b)	258,613	2,319,759
HighPeak Energy, Inc. (b)	183,833	1,268,448
Kolibri Global Energy, Inc. (a)	61,388	337,020

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Northern Oil & Gas, Inc.	373,233	$10,909,601
PEDEVCO Corp. (a)	3,054	48,864
PrimeEnergy Resources Corp. (a)	6,417	1,494,198
Riley Exploration Permian, Inc.	31,170	1,136,146
Ring Energy, Inc. (a)(b)	1,167,286	1,785,948
SandRidge Energy, Inc.	124,264	2,026,746
Talos Energy, Inc. (a)	820,325	12,928,322
US Energy Corp. (a)	21,848	19,316
VAALCO Energy, Inc. (b)	582,497	3,693,031
		56,886,244
Oil & Gas Refining & Marketing - 1.6%
Clean Energy Fuels Corp. (a)	1,075,824	2,668,044
Delek US Holdings, Inc.	3,926	176,945
FutureFuel Corp.	311,214	1,198,174
Par Pacific Holdings, Inc. (a)	236,558	14,817,993
REX American Resources Corp. (a)	164,164	7,480,953
World Kinect Corp.	277,550	6,403,078
		32,745,187
Oil & Gas Storage & Transportation - 4.7%
Ardmore Shipping Corp.	198,333	3,024,578
DHT Holdings, Inc. (b)	758,179	13,851,930
Dorian LPG Ltd.	190,170	6,503,814
International Seaways, Inc.	239,096	17,425,317
Navigator Holdings Ltd.	324,935	6,280,994
Nordic American Tankers Ltd.	949,606	5,564,691
Scorpio Tankers, Inc. (b)	212,418	15,859,128
SFL Corp. Ltd.	685,833	7,400,138
Summit Midstream Corp. (a)	89,796	2,715,431
Teekay Corp. Ltd.	491,589	6,002,302
Teekay Tankers Ltd.	164,342	12,049,555
		96,677,878
Total Energy		372,396,869

Financials - 32.7% (e)
Asset Management & Custody Banks - 0.1%
Great Elm Group, Inc. (a)	2,448	4,578
Hennessy Advisors, Inc.	15,011	146,357
US Global Investors, Inc. - Class A	33,929	84,144
Virtus Investment Partners, Inc.	15,239	2,047,360
Westwood Holdings Group, Inc.	41,898	690,060
		2,972,499
Commercial & Residential Mortgage Finance - 0.5%
Federal Agricultural Mortgage Corp. - Class C	41,680	6,183,228

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Onity Group, Inc. (a)	36,949	$1,450,987
Security National Financial Corp. - Class A (a)	90,859	861,343
Velocity Financial, Inc. (a)(b)	29,169	527,667
Waterstone Financial, Inc.	109,023	1,965,685
		10,988,910
Consumer Finance - 3.0%
Atlanticus Holdings Corp. (a)	69,309	3,636,643
Bread Financial Holdings, Inc.	187,775	14,062,470
Consumer Portfolio Services, Inc. (a)	151,758	1,173,089
Encore Capital Group, Inc. (a)	106,450	7,464,274
Enova International, Inc. (a)	95,633	12,989,830
EZCORP, Inc. - Class A (a)(b)	308,326	7,825,314
Medallion Financial Corp.	56,690	485,267
Navient Corp.	418,217	3,421,015
Oportun Financial Corp. (a)	188,920	870,921
PROG Holdings, Inc.	173,389	4,974,531
Regional Management Corp.	60,709	1,957,865
World Acceptance Corp. (a)(b)	22,582	3,049,473
		61,910,692
Diversified Banks - 0.5%
Bank of NT Butterfield & Son Ltd.	180,408	9,467,812

Diversified Capital Markets - 0.0% (c)
Cohen & Co., Inc.	2,500	37,725

Diversified Financial Services - 0.1%
Alerus Financial Corp.	82,279	1,950,835

Financial Exchanges & Data - 0.0% (c)
ALT5 Sigma Corp. (a)	19,509	21,655

Insurance Brokers - 0.0% (c)
Crawford & Co. - Class A	8,749	87,228
Crawford & Co. - Class B	101	1,024
GoHealth, Inc. (a)	34,175	51,604
Selectquote, Inc. (a)	491,568	309,442
		449,298
Investment Banking & Brokerage - 0.2%
Oppenheimer Holdings, Inc. - Class A	46,066	4,108,626

Life & Health Insurance - 0.1%
Citizens, Inc. (a)(b)	238,487	1,199,590

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Multi-line Insurance - 0.4%
Atlantic American Corp.	1,204	$2,805
Horace Mann Educators Corp.	194,776	8,313,040
		8,315,845
Property & Casualty Insurance - 2.3%
American Coastal Insurance Corp.	208,251	2,342,824
Bowhead Specialty Holdings, Inc. (a)	64,091	1,437,561
Donegal Group, Inc. - Class A	90,606	1,556,611
Employers Holdings, Inc.	101,322	4,168,387
Fidelis Insurance Holdings Ltd.	443,815	8,481,305
Hamilton Insurance Group Ltd. - Class B	434,866	12,972,053
Heritage Insurance Holdings, Inc. (a)	161,873	4,249,166
Kingstone Cos., Inc.	52,250	761,282
NI Holdings, Inc. (a)	30,974	399,255
Octave Specialty Group, Inc. (a)	114,004	530,119
Tiptree, Inc.	119,019	2,013,801
United Fire Group, Inc.	95,430	3,536,636
Universal Insurance Holdings, Inc.	143,096	4,888,159
		47,337,159
Regional Banks - 24.0%
1st Source Corp.	108,268	7,493,228
ACNB Corp.	59,757	2,860,568
Amalgamated Financial Corp.	134,342	5,221,874
Amerant Bancorp, Inc.	164,730	3,630,649
AmeriServ Financial, Inc.	103,258	373,794
Ames National Corp.	11,353	320,382
Auburn National BanCorp, Inc.	16,781	400,479
Banc of California, Inc.	673,799	11,845,386
Bank of Marin Bancorp	10,977	281,341
Bank of the James Financial Group, Inc.	23,238	478,703
BankUnited, Inc.	315,445	14,245,496
Bankwell Financial Group, Inc.	29,942	1,452,786
Banner Corp. (b)	146,837	8,910,069
Bar Harbor Bankshares	67,110	2,177,720
BayCom Corp.	56,053	1,666,175
BCB Bancorp, Inc.	48,766	437,919
Beacon Financial Corp.	328,146	9,844,380
Blue Ridge Bankshares, Inc.	89,560	376,152
Bridgewater Bancshares, Inc. (a)	92,109	1,630,329
Burke & Herbert Financial Services Corp.	67,280	4,190,871
Business First Bancshares, Inc. (b)	121,404	3,282,764
BV Financial, Inc. (a)	20,571	393,729
Byline Bancorp, Inc.	202,525	6,393,714

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
C&F Financial Corp.	18,396	$1,341,804
California BanCorp	140,127	2,483,050
Camden National Corp.	69,644	3,304,608
Capital Bancorp, Inc.	100,542	2,990,119
Capital City Bank Group, Inc.	41,716	1,812,977
Carter Bankshares, Inc. (a)	90,470	2,109,760
CB Financial Services, Inc.	36,840	1,259,191
Central Pacific Financial Corp.	130,087	4,157,581
CF Bankshares, Inc.	16,170	451,305
Chemung Financial Corp.	26,015	1,400,127
ChoiceOne Financial Services, Inc.	42,998	1,209,104
Citizens & Northern Corp.	17,956	401,137
Citizens Community Bancorp, Inc.	68,613	1,358,537
Citizens Financial Services, Inc.	2,480	151,652
Citizens Holding Co.	4,256	38,304
Civista Bancshares, Inc.	82,659	1,883,799
CNB Financial Corp.	137,119	3,970,966
Colony Bankcorp, Inc.	72,384	1,445,508
Community Trust Bancorp, Inc.	80,948	4,915,163
ConnectOne Bancorp, Inc.	223,051	5,971,075
Customers Bancorp, Inc. (a)	152,489	10,584,261
Dime Community Bancshares, Inc.	190,377	6,438,550
Eagle Bancorp Montana, Inc.	37,166	764,876
Eagle Bancorp, Inc.	104,874	2,608,216
Eagle Financial Services, Inc.	3,011	105,325
Enterprise Financial Services Corp.	157,012	8,495,919
Equity Bancshares, Inc. - Class A	87,024	3,864,736
Farmers & Merchants Bancorp, Inc./Archbold OH	6,500	166,855
Farmers National Banc Corp.	213,093	2,804,304
Financial Institutions, Inc.	101,340	3,213,491
Finwise Bancorp (a)	23,537	373,297
First Bancorp, Inc.	9,354	262,193
First Bank	131,691	2,107,056
First Busey Corp.	390,142	9,858,888
First Business Financial Services, Inc.	41,982	2,264,089
First Capital, Inc.	19,452	965,403
First Community Corp.	6,232	182,161
First Financial Bancorp	431,750	12,037,190
First Financial Corp.	57,894	3,658,901
First Guaranty Bancshares, Inc.	47,753	387,754
First Internet Bancorp	15,329	312,405
First Merchants Corp.	223,027	8,637,836
First Mid Bancshares, Inc.	106,199	4,374,337

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
First National Corp.	6,614	$178,049
First Northwest Bancorp	22,793	197,843
First United Corp.	38,112	1,396,424
First US Bancshares, Inc.	9,802	149,971
First Western Financial, Inc. (a)	36,468	896,383
Firstsun Capital Bancorp (a)(b)	120,410	4,390,149
Flushing Financial Corp.	145,720	2,238,259
Franklin Financial Services Corp.	24,375	1,245,075
FS Bancorp, Inc.	39,823	1,536,770
FVCBankcorp, Inc.	93,150	1,414,949
Great Southern Bancorp, Inc.	47,670	3,009,407
Hanmi Financial Corp.	132,115	3,482,551
Hawthorn Bancshares, Inc.	33,050	1,113,455
Heritage Commerce Corp.	118,810	1,482,749
Heritage Financial Corp. (b)	166,079	4,318,054
Hilltop Holdings, Inc.	259,385	9,291,171
Home Bancorp, Inc.	48,727	2,951,882
HomeTrust Bancshares, Inc.	76,325	3,255,261
Hope Bancorp, Inc.	496,619	5,547,234
Horizon Bancorp, Inc.	54,152	897,299
Investar Holding Corp.	64,701	1,764,396
Kearny Financial Corp.	245,710	1,855,110
Landmark Bancorp, Inc.	23,425	580,940
LCNB Corp.	76,829	1,197,764
Live Oak Bancshares, Inc.	88,959	2,941,874
MainStreet Bancshares, Inc.	34,396	763,591
Mercantile Bank Corp.	78,969	3,987,934
Metropolitan Bank Holding Corp.	43,151	3,594,047
Mid Penn Bancorp, Inc.	104,354	3,356,025
Midland States Bancorp, Inc.	86,259	1,924,438
MVB Financial Corp.	37,845	939,691
National Bank Holdings Corp. - Class A	198,568	7,775,923
NB Bancorp, Inc.	168,394	3,548,062
Northeast Community Bancorp, Inc.	87,022	2,071,124
Northfield Bancorp, Inc.	60,860	824,044
Northrim BanCorp, Inc.	61,073	1,397,350
Northwest Bancshares, Inc.	295,320	3,747,611
Oak Valley Bancorp	20,615	668,544
OceanFirst Financial Corp.	197,520	3,563,261
OFG Bancorp	187,727	7,595,434
Ohio Valley Banc Corp.	13,534	593,601
Old Second Bancorp, Inc.	233,559	4,708,549
OP Bancorp	62,639	833,099

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Origin Bancorp, Inc.	138,469	$5,740,925
Parke Bancorp, Inc.	66,229	1,880,904
Pathward Financial, Inc.	97,176	8,671,014
PCB Bancorp	78,826	1,772,797
Peapack-Gladstone Financial Corp.	75,445	2,656,418
Peoples Bancorp of North Carolina, Inc.	35,324	1,383,288
Peoples Bancorp, Inc.	162,004	5,325,071
Peoples Financial Services Corp.	55,811	2,976,401
Pioneer Bancorp, Inc. (a)	75,147	1,046,046
Plumas Bancorp	2,823	137,819
Primis Financial Corp.	46,907	622,925
Princeton Bancorp, Inc.	33,976	1,147,370
Provident Financial Holdings, Inc.	33,854	545,726
Provident Financial Services, Inc.	580,381	12,280,862
QCR Holdings, Inc.	73,916	6,316,122
RBB Bancorp	90,040	1,924,155
Red River Bancshares, Inc.	2,500	226,100
Renasant Corp.	325,190	11,749,115
Republic Bancorp, Inc. - Class A	78,246	5,520,255
Rhinebeck Bancorp, Inc. (a)	59,627	919,448
Riverview Bancorp, Inc.	128,293	705,612
S&T Bancorp, Inc.	169,814	7,103,320
SB Financial Group, Inc.	46,021	966,441
Shore Bancshares, Inc.	169,973	3,175,096
Sierra Bancorp	76,232	2,585,789
Simmons First National Corp. - Class A	497,787	9,681,957
SmartFinancial, Inc.	80,742	3,155,397
Sound Financial Bancorp, Inc.	6,450	281,930
South Plains Financial, Inc.	85,745	3,592,716
Southern First Bancshares, Inc. (a)	27,241	1,484,635
Southern Missouri Bancorp, Inc.	46,088	2,946,867
Southside Bancshares, Inc.	100,298	3,118,265
Third Coast Bancshares, Inc. (a)	63,877	2,416,467
Timberland Bancorp, Inc.	49,800	1,963,614
TrustCo Bank Corp. NY	79,672	3,488,040
Trustmark Corp.	252,815	10,653,624
Union Bankshares, Inc.	400	9,728
United Bancorp, Inc.	1,509	22,952
United Security Bancshares	73,871	776,384
Unity Bancorp, Inc.	49,848	2,583,622
Univest Financial Corp.	130,764	4,479,975
Virginia National Bankshares Corp.	6,780	258,996
WaFd, Inc. (b)	331,899	10,421,629

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Washington Trust Bancorp, Inc.	67,628	$2,262,833
WesBanco, Inc.	386,592	13,333,558
West BanCorp, Inc.	6,274	149,258
Western New England Bancorp, Inc.	123,791	1,600,618
		490,319,749
Reinsurance - 0.7%
Greenlight Capital Re Ltd. - Class A (a)	178,029	3,078,122
SiriusPoint Ltd. (a)	542,467	11,684,739
		14,762,861
Specialized Finance - 0.7%
Acacia Research Corp. (a)	340,210	1,636,410
Banco Latinoamericano de Comercio Exterior SA	160,253	8,185,723
Burford Capital Ltd.	761,609	3,442,473
		13,264,606
Transaction & Payment Processing Services - 0.1%
Paysafe Ltd. (a)	212,954	1,450,217
Repay Holdings Corp. (a)	510,504	1,327,310
		2,777,527
Total Financials		669,885,389

Health Care - 3.5%
Biotechnology - 0.4%
Black Diamond Therapeutics, Inc. (a)	230,177	490,277
Keros Therapeutics, Inc. (a)	145,517	1,606,508
Monte Rosa Therapeutics, Inc. (a)(b)	305,398	5,023,797
Opus Genetics, Inc. (a)	42,065	191,396
Ovid therapeutics, Inc. (a)	91,234	202,539
Puma Biotechnology, Inc. (a)	204,041	1,303,822
XBiotech, Inc. (a)	59,547	139,935
		8,958,274
Health Care Distributors - 0.4%
AdaptHealth Corp. (a)	622,904	7,412,558

Health Care Equipment - 0.5%
QuidelOrtho Corp. (a)(b)	253,327	4,162,163
Tactile Systems Technology, Inc. (a)	114,485	2,991,493
Varex Imaging Corp. (a)	216,822	2,300,481
		9,454,137
Health Care Facilities - 0.5%
Ardent Health, Inc. (a)	535,835	4,586,747
Nutex Health, Inc. (a)(b)	15,020	1,427,501
Select Medical Holdings Corp.	146,331	2,383,732

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Surgery Partners, Inc. (a)(b)	100,192	$1,194,289
		9,592,269
Health Care Services - 0.7%
American Shared Hospital Services (a)	11,924	17,290
AMN Healthcare Services, Inc. (a)	147,740	2,709,551
Castle Biosciences, Inc. (a)	132,184	3,245,117
DocGo, Inc. (a)	153,835	96,778
Pediatrix Medical Group, Inc. (a)	411,776	8,807,889
		14,876,625
Health Care Supplies - 0.1%
Acme United Corp.	5,212	234,071
Avanos Medical, Inc. (a)	175,069	2,452,717
OraSure Technologies, Inc. (a)	49,631	148,893
		2,835,681
Health Care Technology - 0.2%
CareCloud, Inc. (a)	150,890	550,748
Claritev Corp. (a)(b)	13,281	217,012
Teladoc Health, Inc. (a)(b)	638,861	3,481,792
		4,249,552
Pharmaceuticals - 0.7%
Amphastar Pharmaceuticals, Inc. (a)(b)	174,315	3,414,831
Assertio Holdings, Inc. (a)	16,014	305,227
Pacira BioSciences, Inc. (a)(b)	200,073	4,521,650
Perrigo Co. PLC (b)	511,872	5,497,505
SCYNEXIS, Inc. (a)	123,697	113,418
		13,852,631
Total Health Care		71,231,727

Industrials - 12.3%
Aerospace & Defense - 0.5%
SIFCO Industries, Inc. (a)	6,050	80,525
V2X, Inc. (a)	149,587	10,246,710
		10,327,235
Agricultural & Farm Machinery - 0.1%
Titan International, Inc. (a)	357,472	2,470,132

Air Freight & Logistics - 0.0% (c)
Radiant Logistics, Inc. (a)	67,536	476,129

Building Products - 0.5%
American Woodmark Corp. (a)	32,110	1,278,941
Caesarstone Ltd. (a)	58,008	62,068
Janus International Group, Inc. (a)	150,231	773,690

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
JELD-WEN Holding, Inc. (a)	37,459	$46,449
Masterbrand, Inc. (a)	475,019	3,947,408
Quanex Building Products Corp. (b)	190,043	3,415,073
		9,523,629
Cargo Ground Transportation - 1.3%
ArcBest Corp.	84,400	8,301,584
Covenant Logistics Group, Inc.	140,555	3,816,068
Heartland Express, Inc.	330,678	3,439,051
PAMT CORP (a)	90,870	767,852
Proficient Auto Logistics, Inc. (a)	79,960	542,129
Universal Logistics Holdings, Inc.	90,803	1,919,575
Werner Enterprises, Inc.	284,197	8,358,234
		27,144,493
Commercial Printing - 0.4%
Deluxe Corp. (b)	245,798	6,769,277
Ennis, Inc.	11,305	242,153
Quad/Graphics, Inc.	97,169	642,287
		7,653,717
Construction & Engineering - 1.4%
Ameresco, Inc. - Class A (a)	225,628	5,753,514
Concrete Pumping Holdings, Inc. (a)	293,406	2,094,919
NWPX Infrastructure, Inc. (a)	55,293	4,305,113
Tutor Perini Corp.	209,575	16,177,094
		28,330,640
Construction Machinery & Heavy Transportation Equipment - 1.1%
Commercial Vehicle Group, Inc. (a)	34,203	116,632
Greenbrier Cos., Inc.	115,698	6,091,500
Manitowoc Co., Inc. (a)	219,423	2,556,278
Miller Industries, Inc./TN	42,073	1,916,425
Trinity Industries, Inc.	326,706	10,513,399
Twin Disc, Inc.	26,786	403,665
Wabash National Corp.	161,279	1,390,225
		22,988,124
Data Processing & Outsourced Services - 0.4%
Concentrix Corp. (b)	237,217	6,490,257
Conduent, Inc. (a)	570,802	730,627
TTEC Holdings, Inc. (a)(b)	63,119	157,797
		7,378,681
Diversified Support Services - 0.3%
Civeo Corp.	88,160	2,332,714
Vestis Corp.	502,782	3,951,866
		6,284,580

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Electrical Components & Equipment - 0.4%
Atkore, Inc.	127,783	$7,527,696
CBAK Energy Technology, Inc. (a)	501,807	415,045
LSI Industries, Inc.	4,600	85,560
Ultralife Corp. (a)	7,679	50,067
		8,078,368
Environmental & Facilities Services - 0.2%
BrightView Holdings, Inc. (a)	418,376	4,932,653

Heavy Electrical Equipment - 0.0% (c)
Broadwind, Inc. (a)	127,727	265,672

Human Resource & Employment Services - 0.4%
Alight, Inc. - Class A	2,092,987	1,219,584
BGSF, Inc.	37,556	242,987
Kelly Services, Inc. - Class A	136,646	1,209,317
ManpowerGroup, Inc.	168,688	4,969,548
		7,641,436
Industrial Machinery & Supplies & Components - 1.2%
Columbus McKinnon Corp.	128,220	1,863,037
Eastern Co.	33,400	676,016
Hurco Cos., Inc. (a)	22,900	336,859
Hyster-Yale, Inc.	73,025	2,374,043
Kennametal, Inc.	369,777	13,360,043
L B Foster Co. - Class A (a)	16,665	464,953
Luxfer Holdings PLC	124,126	1,511,855
Mayville Engineering Co., Inc. (a)	123,293	2,213,109
NN, Inc. (a)	104,459	151,466
Park-Ohio Holdings Corp.	11,396	273,960
Perma-Pipe International Holdings, Inc. (a)	29,982	893,763
		24,119,104
Marine Transportation - 1.1%
Costamare Bulkers Holdings Ltd. (a)	42,030	650,204
Costamare, Inc.	607,464	10,266,142
Genco Shipping & Trading Ltd.	216,863	4,890,261
Pangaea Logistics Solutions Ltd.	413,152	2,925,116
Safe Bulkers, Inc.	663,731	4,201,417
		22,933,140
Office Services & Supplies - 0.4%
ACCO Brands Corp.	472,502	1,417,506
MillerKnoll, Inc. (b)	315,409	4,560,814
NL Industries, Inc.	232,131	1,353,324

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Virco Mfg. Corp.	39,826	$243,735
		7,575,379
Passenger Airlines - 0.8%
Allegiant Travel Co. (a)	73,587	5,963,491
JetBlue Airways Corp. (a)	1,432,400	6,331,208
SkyWest, Inc. (a)	8,505	781,014
Sun Country Airlines Holdings, Inc. (a)	239,267	3,952,691
		17,028,404
Research & Consulting Services - 0.5%
Clarivate PLC (a)(b)	1,973,988	4,994,190
ICF International, Inc.	20,030	1,307,759
Mistras Group, Inc. (a)	225,494	3,332,801
Resources Connection, Inc.	20,147	75,148
		9,709,898
Trading Companies & Distributors - 1.3%
BlueLinx Holdings, Inc. (a)	34,069	1,845,858
Custom Truck One Source, Inc. (a)	810,115	5,322,456
DNOW, Inc. (a)	874,737	10,418,118
Hudson Technologies, Inc. (a)	194,555	1,143,983
NPK International, Inc. (a)	49,740	720,733
Titan Machinery, Inc. (a)	121,131	2,025,310
Willis Lease Finance Corp.	27,681	4,712,967
		26,189,425
Total Industrials		251,050,839

Information Technology - 3.3%
Application Software - 0.1%
8x8, Inc. (a)	103,325	171,520
Hive Digital Technologies Ltd. (a)(b)	1,017,996	1,934,192
NetSol Technologies, Inc. (a)	68,151	231,032
Next Technology Holding, Inc. (a)(b)	10,139	20,785
		2,357,529
Communications Equipment - 1.6%
ClearOne, Inc. (a)	1,881	6,470
KVH Industries, Inc. (a)	31,775	284,704
NETGEAR, Inc. (a)	150,102	3,278,227
NetScout Systems, Inc. (a)(b)	335,649	10,670,282
Network-1 Technologies, Inc.	97,572	140,504
Ribbon Communications, Inc. (a)	88,231	187,050
Viasat, Inc. (a)	374,710	17,161,718
		31,728,955
Electronic Manufacturing Services - 0.7%
Benchmark Electronics, Inc.	168,067	9,421,836

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Key Tronic Corp. (a)	4,000	$10,920
Kimball Electronics, Inc. (a)	129,429	3,066,173
Methode Electronics, Inc.	145,158	801,272
		13,300,201
Internet Services & Infrastructure - 0.0% (c)
Data Storage Corp. (a)	7,000	27,090

IT Consulting & Other Services - 0.0% (c)
WidePoint Corp. (a)	28,482	142,125

Semiconductor Materials & Equipment - 0.4%
Amtech Systems, Inc. (a)	32,318	377,474
Photronics, Inc. (a)	196,784	7,952,042
Trio-Tech International (a)	49,882	288,318
		8,617,834
Semiconductors - 0.1%
Alpha & Omega Semiconductor Ltd. (a)	120,331	2,666,535
Magnachip Semiconductor Corp. (a)	6,141	17,195
		2,683,730
Technology Distributors - 0.2%
Richardson Electronics Ltd./United States	20,596	225,526
ScanSource, Inc. (a)	123,848	4,495,682
		4,721,208
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova, Inc. (a)	2,000	18,380
Eastman Kodak Co. (a)(b)	388,916	3,519,690
Xerox Holdings Corp.	489,739	631,763
		4,169,833
Total Information Technology		67,748,505

Materials - 5.8%
Aluminum - 0.5%
Kaiser Aluminum Corp.	76,781	9,252,878
Tredegar Corp. (a)	32,387	257,477
		9,510,355
Commodity Chemicals - 1.4%
AdvanSix, Inc.	100,736	2,457,959
Core Molding Technologies, Inc. (a)	54,368	1,217,843
Koppers Holdings, Inc.	96,573	3,735,444
Kronos Worldwide, Inc.	9,531	62,619
Mativ Holdings, Inc.	271,477	2,361,850
Olin Corp.	414,843	12,333,282

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Tronox Holdings PLC	563,377	$5,504,193
		27,673,190
Diversified Chemicals - 0.3%
Huntsman Corp.	100,152	1,333,023
LSB Industries, Inc. (a)	339,458	5,057,924
		6,390,947
Diversified Metals & Mining - 0.2%
Ferroglobe PLC	879,237	3,622,456

Fertilizers & Agricultural Chemicals - 0.2%
American Vanguard Corp. (a)	45,371	112,974
Intrepid Potash, Inc. (a)	88,353	3,778,858
		3,891,832
Gold - 0.4%
Caledonia Mining Corp. PLC	124,400	2,810,196
McEwen, Inc. (a)(b)	275,384	5,623,341
		8,433,537
Metal, Glass & Plastic Containers - 0.4%
O-I Glass, Inc. (a)	726,791	7,638,573

Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	482,845	1,723,757
Paper Products - 0.4%
Clearwater Paper Corp. (a)	80,101	1,151,852
Magnera Corp. (a)	134,037	1,274,692
Mercer International, Inc.	151,736	215,465
Sylvamo Corp.	152,327	6,434,293
		9,076,302
Specialty Chemicals - 1.0%
Alto Ingredients, Inc. (a)	411,047	1,989,468
Ascent Industries Co. (a)	23,784	316,565
Ecovyst, Inc. (a)	547,918	7,046,225
Rayonier Advanced Materials, Inc. (a)	432,457	4,787,299
Stepan Co.	102,258	5,110,855
Valhi, Inc.	143,076	2,045,987
		21,296,399
Steel - 0.9%
Ampco-Pittsburgh Corp. (a)	46,875	315,000
Friedman Industries, Inc.	47,034	833,442
Ramaco Resources, Inc. (a)(b)	121,598	1,879,905
Ramaco Resources, Inc. - Class B	4,846	49,431
Ryerson Holding Corp.	227,266	5,108,940
SunCoke Energy, Inc.	449,810	2,928,263

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Worthington Steel, Inc.	237,362	$7,203,937
		18,318,918
Total Materials		117,576,266

Real Estate - 0.2%
Real Estate Development - 0.2%
Alset, Inc. (a)	121,467	223,499
AMREP Corp. (a)	48,565	1,366,134
Forestar Group, Inc. (a)	79,159	1,934,646
		3,524,279
Real Estate Services - 0.0% (c)
RE/MAX Holdings, Inc. - Class A (a)	181,253	1,044,017
Total Real Estate		4,568,296

Utilities - 0.0% (c)
Independent Power Producers & Energy Traders - 0.0% (c)
Hallador Energy Co. (a)	48,903	796,141
TOTAL COMMON STOCKS (Cost $1,705,530,280)		2,032,530,964

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Industrials - 0.3%
Security & Alarm Services - 0.3%
CoreCivic, Inc. (a)	253,066	4,785,478
Real Estate - 0.0% (c)
Real Estate Operating Companies - 0.0% (c)
Transcontinental Realty Investors, Inc. (a)	1,400	48,832
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,841,239)		4,834,310

CONTINGENT VALUE RIGHTS - 0.0% (c)
Resolute Forest Products (a)(d)	236,000	35,400
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		35,400

WARRANTS - 0.0% (c)	Contracts
Energy - 0.0% (c)
Oil & Gas Drilling — 0.0% (c)
Nabors Industries Ltd., Expires 06/11/2026, Exercise Price $166.67 (a)	5,200	2,018

Information Technology - 0.0% (c)
Technology Hardware, Storage & Peripherals — 0.0% (c)
Xerox Holdings Corp., Expires 02/14/2028, Exercise Price $8.00 (a)	316,498	28,643
TOTAL WARRANTS (Cost $0)		30,661

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.0% (c)
Industrials - 0.0% (c)
Air Freight & Logistics - 0.0%(c)
Air T Funding, 8.00%, 06/07/2049 (a)	529	$10,109
TOTAL PREFERRED STOCKS (Cost $11,003)		10,109

RIGHTS - 0.0% (c)
Communication Services - 0.0% (c)
Broadcasting — 0.0% (c)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(d)	414,419	—
TOTAL RIGHTS (Cost $609,817)		—

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (f)	143,829,191	143,829,191
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $143,829,191)		143,829,191

MONEY MARKET FUNDS - 0.4%	Shares
First American Government Obligations Fund - Class X, 3.58% (f)	8,609,048	8,609,048
TOTAL MONEY MARKET FUNDS (Cost $8,609,048)		8,609,048

TOTAL INVESTMENTS - 107.0% (Cost $1,863,430,578)		$2,189,879,683
Liabilities in Excess of Other Assets - (7.0)%		(143,124,294)
TOTAL NET ASSETS - 100.0%		$2,046,755,389

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $141,633,670.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $35,440 or 0.0% of net assets as of March 31, 2026.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BRIDGEWAY ETFs

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

EA Bridgeway Omni Small Cap Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments:
Common Stocks	$—	$2,031,597,523	$933,401	$40	$2,032,530,964
Real Estate Investment Trusts	—	4,834,310	—	—	4,834,310
Contingent Value Rights	—	—	—	35,400	35,400
Warrants	—	30,661	—	—	30,661
Preferred Stocks	—	10,109	—	—	10,109
Rights	—	—	—	0(b)	0(b)
Investments Purchased with Proceeds from Securities Lending(c)	143,829,191	—	—	—	143,829,191
Money Market Funds	—	8,609,048	—	—	8,609,048
Total Investments	$143,829,191	$2,045,081,651	$933,401	$35,440	$2,189,879,683

(a) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund..
(b) Represents less than 0.05% of net assets
(c) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $143,829,191 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.